DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
GENERAL [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
NOTE 1 -          DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

TAT Technologies Ltd., (“TAT” or the “Company”) an Israeli corporation, incorporated in 1985, is a leading provider of solutions and services to the aerospace and defense industries. TAT has the following wholly owned subsidiaries, hereinafter collectively referred to as the “Group”: Limco-Piedmont Inc. (“Limco-Piedmont”), Limco Airepair Inc. (“Limco”), a wholly owned Delaware subsidiary of Limco-Piedmont, Piedmont Aviation Component Services LLC (“Piedmont”), a North Carolina limited liability company, wholly owned subsidiary of Limco-Piedmont Inc., and Turbochrome Ltd. (“Turbochrome”). Additionally, the Company holds 51% of TAT-Engineering LLC (“TAT-Engineering”), which was established in January 2016 as a joint venture. The accounting treatment of the joint venture is based on the equity method due to participating rights granted to the other stockholder.

TAT operations is focused on the following four segments: (i) original equipment manufacturing (“OEM”) of heat transfer solutions and aviation accessories mainly through its Kiryat Gat facility; (ii) MRO (“Maintenance Repair and Overhaul”) services for heat transfer components and OEM of heat transfer solutions through Limco; (iii) MRO services for aviation components (mainly Auxiliary Power Unit “APU” and Landing Gear “LG”) through Piedmont; and (iv) overhaul and coating of jet engine components through Turbochrome. TAT targets the commercial aerospace (serving a wide range of types and sizes of commercial and business jets), military aerospace and ground defense sectors. TAT’s shares are listed on both the NASDAQ (under the symbol TATT) and Tel-Aviv Stock Exchange (under the symbol TAT Tech).

On February 28, 2026, Israel and the United States launched a joint attack on Iran, targeting key officials, military commanders and facilities, resulting in the death of Iran’s Supreme Leader and other key officials and military commanders. In retaliation, Iran launched hundreds of ballistic missiles and drones against civilian targets in Israel and against U.S. military bases, civilian aviation facilities and other civilian targets in several countries in the Persian Gulf, including Jordan, Kuwait, Bahrain Qatar, Iraq, Saudi Arabia and United Arab Emirates. The war has also led to widespread airspace closures in the region.

Currently, TAT continues its business and operations but the intensity and duration of Israel’s current war is difficult to predict, as are such wars’ economic implications on our business and operations and on Israel's economy in general. To date, the Company’s operations and financial results have not been materially affected by these events.

Also, since this is an event beyond the Company’s control and may impact our Israeli activity, its continuation or cessation may affect our expectations. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees. For the years ended December 31, 2025, 2024 and 2023, the Group’s activity in Israel contributed $49.5, $43.8 and $33.9 million out of total revenue of $178.0, $152.1 and $113.8 million, respectively.

Furthermore, during 2025, global conflicts continue to create volatility in global financial and energy markets and contribute to supply chain shortages adding to the inflationary pressures in the global economy. These lead to higher material and labor costs, and as a result the Company decided to retain higher inventory levels. The Company actively collaborates with its suppliers to minimize the impacts of supply shortages on manufacturing and MRO services.

International operations are subject to a number of other risks, including import and export laws and the impact of tariffs. Changes in global tariff regimes, whether recently implemented or anticipated, may have broader implications for the Company’s operations. These may include increased volatility in purchasing prices due to shifting import costs, particularly with respect to raw materials and components sourced internationally.

Furthermore, elevated tariffs can affect the pricing structure and profitability of cross-border transactions, potentially requiring adjustments to existing contracts with customers and suppliers located outside of the United States. While the full impact of these tariffs remains uncertain, the Company expects that tariff related costs will be substantially passed to customers. As such, the Company is expecting minimal to no impact from the changes above.

Basis of Presentation

The Group's financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

Use of estimates in the preparation of financial statement

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclose the nature of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates.

As applicable to these financial statements, the most significant estimates and assumptions relate to: recoverability of inventory and income taxes.

Functional currency

The majority revenues of the company and subsidiaries are generated in U.S. dollars ("dollars") and a substantial portion of the costs of the company and each subsidiary in the Group are incurred in dollars. Accordingly, the dollar is the currency of the primary economic environment in which the Group operates and accordingly its functional and reporting currency is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts.  Balances in currencies other than the U.S. dollar are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively.  For non-dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (i) for transactions – exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, etc.) – historical exchange rates.  Currency transaction gains and losses are carried to other financial income (expenses), net, as appropriate.

The financial statements of TAT-Engineering are included in the consolidated financial statements, based on translation into U.S. dollars. Balance of the Investment is translated at year-end exchange rates, while share in profit is translated at average exchange rates during the year. The remeasurement adjustments of foreign currencies translation are included in the Company’s shareholders’ equity as a component of accumulated other comprehensive income (loss).